Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	10,707,591
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	9,300,024
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	224,422
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	302,350
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	323,391
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	1,425,913
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	1,393,222
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	1,599,132
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	2,049,905
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	1,121,491
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	1,029,390
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(3,025)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	1,960
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(41,234)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	12,765
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	237,316
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	3,963
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	826
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	1,529
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	265
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	(9,982)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	28,381
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	6,755
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	4,715
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	11,084
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 29	43,334
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 30	53,342
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 31	15,655,878
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 32	14,172,947
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 33	(15,655,878)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 34	(14,172,947)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 35	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 36	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 37	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 39	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 41	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 42	0